Note 5 - Note Payable (Details) (USD $)	1 Months Ended		2 Months Ended	3 Months Ended	0 Months Ended	12 Months Ended			1 Months Ended								0 Months Ended		2 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended
	Feb. 28, 2015	Sep. 23, 2014	Nov. 30, 2014	Dec. 31, 2014	Feb. 19, 2015	Dec. 31, 2014		Dec. 31, 2013	Feb. 28, 2013	May 31, 2013	Sep. 30, 2013	Jul. 31, 2013	Nov. 30, 2013	Jan. 31, 2014	Feb. 28, 2014	Jun. 30, 2014	Oct. 01, 2014	Mar. 16, 2015	Mar. 31, 2015	Apr. 30, 2012	Sep. 30, 2014	Sep. 30, 2014
Note 5 - Note Payable (Details) [Line Items]
Long-term Debt				$ 2,770,000		$ 2,770,000													$ 3,850,000
Warrant Term	10 years	5 years	5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	605,556	940,189	382,000	382,000		382,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.50	$ 0.53	$ 0.53	$ 0.53		$ 0.53															$ 0.53	$ 0.53
Accrued Loan Balloon Payment								76,000
Notes Payable, Current				2,500,000 [1]		2,500,000	[1]	1,463,000											3,500,000
Accrued Debt Restructuring Costs								27,000
Loan Conditions [Member] | Second Tranche [Member] | September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Proceeds from Loans					1,000,000
Related to Final Payment [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Interest Expense, Debt						9,000		35,000
Bridge Loans on or before April 30, 2013 [Member] | Minimum [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds									500,000
Bridge Loans on or before April 30, 2013 [Member] | Maximum [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds									1,500,000
Bridge Loans on or before September, 2013 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds										500,000
Bridge Loans on or before August 28, 2103 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds											500,000	500,000
Bridge Loans on or before October 28, 2013 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds											500,000
Bridge Loan on or before December 27, 2013 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds													500,000
Bridge Loans on or before February 25, 2014 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds														500,000
Bridge Loans on or before April 25, 2014 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds															500,000
Amendment to the January 2014 Amendment [Member] | Maximum [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Restructuring Fee															5,000
Related to the Restructuring Payment [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Interest Expense, Debt						20,000
Debt Instrument, Restructuring Fee								27,000
April 2012 Warrants [Member]
Note 5 - Note Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																				73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																				$ 0.61
Minimum [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Restructuring Fee														5,000	5,000	5,000
Maximum [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Restructuring Fee														15,000	20,000	15,000
Loans Payable [Member]
Note 5 - Note Payable (Details) [Line Items]
Repayments of Debt																	1,631,000
First Tranche [Member] | September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Repayments of Debt																	1,631,000
Proceeds from Issuance of Debt																	2,500,000
First Tranche [Member] | September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Proceeds from Loans																	2,500,000
Debt Instrument, Repayment of Principal and Interest, Number of Installments																	30
Debt Instrument, Interest Rate, Stated Percentage																	5.25%
Second Tranche [Member] | September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount																					1,500,000	1,500,000
Proceeds from Loans					500,000													500,000	1,000,000
Debt Instrument, Repayment of Principal and Interest, Number of Installments																			30
Debt Instrument, Interest Rate, Stated Percentage																		5.00%	5.06%
Third Tranche [Member] | September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount																			1,000,000
April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount																				2,135,159
Debt Instrument, Repayment of Principal and Interest, Number of Installments																				30
Debt Instrument, Interest Rate, Stated Percentage																				9.50%
Additional Percentage of Principal Owed Upon Final Payment																				4.00%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																				85,000
Accrued Loan Balloon Payment				0		0		76,000
Notes Payable, Current				0		0		1,463,000
Debt Instrument, Restructuring Fee									15,000	10,000	10,000	10,000	10,000								47,500
Contingent Equity Event Proceeds												10,000,000	7,000,000
Accrued Debt Restructuring Costs				0		0		27,000
September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount																					5,000,000	5,000,000
Debt Instrument, Interest Rate, Stated Percentage																					5.25%	5.25%
Long-term Debt				2,500,000		2,500,000
Warrant Term																						10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																					471,698	471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																					$ 0.53	$ 0.53
September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount																					5,000,000	5,000,000
Notes Payable																			3,500,000
Long-term Debt				$ 2,500,000		$ 2,500,000
Warrant Term																						10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																					471,698	471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																					$ 0.53	$ 0.53

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date.